Taxation - Factors affecting tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Differences between expected tax expense and total tax expense
Continuing profit/(loss) before tax as shown in the consolidated income statement	€ 3,878	€ 2,792	€ (190)
Aggregated expected income tax expense	985	795	85
Impairment losses with no tax effect			168
Disposal of Group investments	55	(271)	83
Effect of taxation of associates and joint ventures, reported within profit before tax	90	23	(18)
(Recognition)/derecognition of deferred tax assets for losses in Luxembourg and Spain	(1,583)	1,603	1,288
Deferred tax following revaluation of investments in Luxembourg	(330)	(329)	3,037
Previously unrecognised temporary differences we expect to use in the future		(15)
Previously unrecognised temporary differences utilised in the year	(29)	(11)	(8)
Current year temporary differences (including losses) that we currently do not expect to use	20	139	50
Adjustments in respect of prior year tax liabilities	(244)	(107)	(48)
Revaluation of assets for tax purposes		(39)
Impact of tax credits and irrecoverable taxes	93	98	(38)
Deferred tax on overseas earnings	24	26	17
Effect of current year changes in statutory tax rates on deferred tax balances	(44)	2,755	95
Expenses not deductible (income not taxable) for tax purposes	84	97	226
Total income tax (credit)/expense	€ (879)	€ 4,764	€ 4,937